LATE REMITTANCES (Details) - EBP 001 - USD ($)							12 Months Ended
	Jul. 23, 2025	Apr. 23, 2025	Mar. 21, 2025	Feb. 21, 2025	Jan. 23, 2025	Mar. 22, 2024	Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent participant contribution, transferred late to plan	$ 4,868	$ 2,142	$ 2,402	$ 46,346	$ 83,590	$ 12,554	$ 151,902
Earnings on late contributions	$ 30	$ 277	$ 358	$ 232	$ 1,055	$ 1,333